Related Party Transactions (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Underwriting discount incurred by the Partnership	$ 723,344	$ 540,160
Underwriting fees earned by Securities	543,990	196,395
Fees paid to outside brokers	596,601	7,210
Total underwriting fees	$ 1,863,935	$ 743,765